Long-Term Debt	12 Months Ended
Jan. 31, 2019
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Long-Term Debt
16.	LONG-TERM DEBT

As at January 31, 2019 and 2018, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2019
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	4.50%	4.50%	U.S. $895.5	$1,176.9
Term Loans	Dec. 2019 to Dec. 2028	0.75% to 1.75%	1.00% to 4.67%	Euro 21.6	29.5
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$11.7	9.1
Total long-term debt					$1,215.5
Current					18.4
Non-current					1,197.1
Total long-term debt					$1,215.5

January 31, 2018
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	June 2023	4.07%	4.07%	U.S. $789.0	$969.9
Term Loans	Dec. 2018 to Dec. 2028	0.75% to 2.19%	1.00% to 5.64%	Euro 24.7	34.3
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$14.0	10.6
Total long-term debt					$1,014.8
Current					19.8
Non-current					995.0
Total long-term debt					$1,014.8

February 1, 2017
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	June 2023	4.04%	4.04%	U.S. $696.5	$907.5
Term Loans	Dec. 2017 to Dec. 2028	0.75% to 2.19%	1.50% to 8.60%	Euro 24.8	32.3
Finance lease liabilities	Jan. 2018 to Dec. 2030	8.00%	8.00%	$16.6	12.3
Total long-term debt					$952.1
Current					22.7
Non-current					929.4
Total long-term debt					$952.1

The following table explains the changes in long-term debt during the year ended January 31, 2019:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2018	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2019
Term Facility	$969.9	$143.0	$(5.9)	$69.8	$0.1	$1,176.9
Term Loans	34.3	3.6	(8.5)	(0.4)	0.5	29.5
Finance lease liabilities	10.6	—	(2.4)	—	0.9	9.1
Total	$1,014.8	$146.6	$(16.8)	$69.4	$1.5	$1,215.5

The following table explains the changes in long-term debt during the year ended January 31, 2018:

		Statements of cash flows		Non-cash changes
	Carrying amount as at February 1, 2017	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2018
Term Facility	$907.5	$125.0	$(9.3)	$(53.3)	$—	$969.9
Term Loans	32.3	12.5	(12.6)	2.8	(0.7)	34.3
Finance lease liabilities	12.3	—	(2.7)	0.1	0.9	10.6
Total	$952.1	$137.5	$(24.6)	$(50.4)	$0.2	$1,014.8

Under security arrangements, amounts borrowed under the Revolving Credit Facilities and the term facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.

a)	Term Facility

On May 23, 2018, the Company refinanced its term facility to increase the principal amount by U.S. $111.0 million for a total principal of U.S. $900.0 million, to extend the maturity from June 2023 to May 2025 and to reduce the cost of borrowing by 0.50% (the “Term Facility”). The Term Facility agreement contains customary representations and warranties but includes no financial covenants. The Company incurred transaction costs of $8.9 million, which have been recorded in financing costs.

On October 10, 2017, the Company amended its term facility. This amendment reduced the cost of borrowing by 0.50% and reduced the LIBOR floor to 0.00%. It also increased the amount of borrowing by U.S. $100.0 million for a total nominal outstanding amount of U.S. $793.0 million. The maturity remained unchanged in June 2023 and the Company had the option to increase the amount of borrowing by U.S. $150.0 million under certain conditions. The Company incurred transaction costs of $2.1 million.

As at January 31, 2019, the cost of borrowing under the Term Facility was as follows:

(i)	LIBOR plus 2.00% per annum, with a LIBOR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.00%; or
(iii)	U.S. Prime Rate plus 1.00%

Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in LIBOR.

The Company is required to repay a minimum of 0.25% of the original nominal amount of U.S. $900.0 million each quarter, starting in the third quarter of the fiscal year ending January 31, 2019. Consequently, the Company repaid an amount of U.S. $4.5 million ($5.9 million) during the year ended January 31, 2019. Also, the Company may be required to repay a portion of the Term Facility in the event that Bombardier Recreational Products Inc. has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2019 and 2018, the Company was not required to repay any portion of the Term Facility under this requirement.

b)	Term Loans

During the year ended January 31, 2019, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of euro 2.4 million ($3.6 million), interest rates at Euribor three-months plus 1.00% and maturities between December 2022 and December 2023.

During the year ended January 31, 2018, the Company entered into term loan agreements at favourable interest rates under Austrian government programs. These programs support research and development projects based on the Company’s incurred expenses in Austria. The term loans have a total nominal amount of euro 8.3 million ($12.5 million), interest rates at 1.65% (1.90% starting in December 2021) or at Euribor three-months plus 1.00% and maturities between December 2021 and December 2028.